THE
ALGER FUNDS II

Available for investment by Institutional Investors

Prospectus March 1, 2015

	Class	Ticker Symbol
Alger Spectra Fund	I	ASPIX
Alger Spectra Fund	Z	ASPZX
Alger Green Fund	I	AGIFX
Alger Analyst Fund	I	AAIYX
Alger Dynamic Opportunities Fund	Z	AD0ZX
Alger Emerging Markets Fund	I	AIEMX
Alger Emerging Markets Fund	Z	AZEMX

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

Table of Contents

THE ALGER FUNDS II
135	Summary Sections
135	Alger Spectra Fund
146	Alger Green Fund
151	Alger Analyst Fund
156	Alger Dynamic Opportunities Fund
162	Alger Emerging Markets Fund
174	Introduction: The Alger Funds II
175	Performance
176	Hypothetical Investment and Expense Information
178	Additional Information About the Funds' Investment Strategies and Investments
184	Management and Organization
186	Financial Highlights
A-1 Shareholder Information
A-1	Distributor
A-1	Transfer Agent
A-1	Net Asset Value
A-2	Dividends and Distributions
A-3	Classes of Fund Shares
A-3	Purchasing and Redeeming Fund Shares
A-4	Exchanges
A-4	Other Purchase and Exchange Limitations
A-5 Limitations on Excessive Trading
A-6 Disclosure of Portfolio Holdings
A-7 Other Information
A-9 For Fund Information

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Summary Sections

Alger Spectra Fund

Investment Objective

Alger Spectra Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Spectra Fund
Class	I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.83%*
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%
Other Expenses	.14%
Dividends on Short Sales and Interest Expense	.28%
Total Annual Fund Operating Expenses	1.50%

*  The Fund and Fred Alger Management, Inc. have adopted fee breakpoints for Alger Spectra Fund. The management fee for assets up to $2 billion in assets is .90%. The management fee for assets in excess of $2 billion is .75%, with an additional breakpoint of .65% for assets in excess of $4 billion. The actual rate paid as a percentage of average daily net assets, for the year ended October 31, 2014, was .83%.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class I	$153	$474	$818	$1,791

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher

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transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 149.01% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in the equity securities of companies of any size that Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Fund can leverage, that is, borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

The Fund may sell securities short, which is the sale of a security the Fund does not own. The Fund arranges with a broker to borrow the security being sold short, and replaces the security by buying it at the current market price when it closes out the short sale. If the price of the security sold short has increased since the time of the short sale, the Fund will incur a loss in addition to the costs associated with establishing, maintaining and closing out the short position. If the price of the security sold short has decreased since the time of the short sale, the Fund will experience a gain to the extent the difference in price is greater than these costs.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.

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Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Derivatives Risk – A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks and the risk of non-performance by the contract counterparty.

The following risks also apply:

•  Small and Mid Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  Short Sales Risk – the market price of a security may increase after the Fund borrows the security in order to sell it short, so that the Fund suffers a loss when it replaces the borrowed security at the higher price. The use of short sales could increase the Fund's exposure to the market, magnifying losses and increasing volatility.

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An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund operated as a closed-end fund from August 23, 1978 to February 12, 1996. In the table, the calculation of total return during that time assumes dividends were reinvested at market value. Had dividends not been reinvested, performance would have been lower. Class I Shares were not offered prior to September 24, 2008. Historical performance prior to September 24, 2008 is that of the Fund's Class N Shares, which were redesignated as Class A Shares on September 24, 2008. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class I Shares* as of December 31 (%)

Best Quarter: Q2 2009 22.39%	Worst Quarter: Q4 2008 -20.41%

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Average Annual Total Return as of December 31, 2014*

	1 Year	5 Years	10 Years	Since 12/31/74
Class I (Inception 9/24/08)
Return Before Taxes	12.31%	15.91%	13.10%	16.21%
Return After Taxes on Distributions	8.94%	14.58%	12.44%	13.88%
Return After Taxes on Distributions and Sale of Fund Shares	9.45%	12.64%	10.91%	13.41%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	12.44%	15.89%	8.50%	N/A

*  Performance of the Fund's Class I Shares prior to September 24, 2008 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. The first full calendar year that Fred Alger Management, Inc. was the Fund's investment manager was 1975. Index information is not available for this period.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Ankur Crawford, Ph.D. Senior Vice President, Senior Analyst and Portfolio Manager Since June 2015
Patrick Kelly, CFA Executive Vice President, Portfolio Manager and Head of Alger Capital Appreciation and Spectra Strategies Since September 2004

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class I Shares are not subject to a minimum initial investment. Class I Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions,

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for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Alger Spectra Fund

Investment Objective

Alger Spectra Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Spectra Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.83%*
Distribution and/or Shareholder Servicing (12b-1) Fees	None
Other Expenses	.10%
Dividends on Short Sales and Interest Expense	.30%
Total Annual Fund Operating Expenses	1.23%

*  The Fund and Fred Alger Management, Inc. have adopted fee breakpoints for Alger Spectra Fund. The management fee for assets up to $2 billion in assets is .90%. The management fee for assets in excess of $2 billion is .75%, with an additional breakpoint of .65% for assets in excess of $4 billion. The actual rate paid as a percentage of average daily net assets, for the year ended October 31, 2014, was .83%.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$125	$390	$676	$1,489

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a

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taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 149.01% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in the equity securities of companies of any size that Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Fund can leverage, that is, borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

The Fund may sell securities short, which is the sale of a security the Fund does not own. The Fund arranges with a broker to borrow the security being sold short, and replaces the security by buying it at the current market price when it closes out the short sale. If the price of the security sold short has increased since the time of the short sale, the Fund will incur a loss in addition to the costs associated with establishing, maintaining and closing out the short position. If the price of the security sold short has decreased since the time of the short sale, the Fund will experience a gain to the extent the difference in price is greater than these costs.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.

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Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Derivatives Risk – A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks and the risk of non-performance by the contract counterparty.

The following risks also apply:

•  Small and Mid Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  Short Sales Risk – the market price of a security may increase after the Fund borrows the security in order to sell it short, so that the Fund suffers a loss when it replaces the borrowed security at the higher price. The use of short sales could increase the Fund's exposure to the market, magnifying losses and increasing volatility.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2012 16.51%	Worst Quarter: Q3 2011 -15.51%

Average Annual Total Return as of December 31, 2014

	1 Year	Since Inception
Class Z (Inception 12/29/10)
Return Before Taxes	12.60%	15.93%
Return After Taxes on Distributions	9.23%	14.24%
Return After Taxes on Distributions and Sale of Fund Shares	9.62%	12.42%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	12.44%	15.34%

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In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Ankur Crawford, Ph.D. Senior Vice President, Senior Analyst and Portfolio Manager Since June 2015
Patrick Kelly, CFA Executive Vice President, Portfolio Manager and Head of Alger Capital Appreciation and Spectra Strategies Since September 2004

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Alger Green Fund

Investment Objective

Alger Green Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Green Fund
Class	I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.71%
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%
Other Expenses	.34%
Total Annual Fund Operating Expenses	1.30%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class I	$132	$412	$713	$1,568

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24.22% of the average value of its portfolio.

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Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any size that, in the opinion of Fred Alger Management, Inc., conduct their business in an environmentally sustainable manner, while demonstrating promising growth potential. Companies that conduct their business in an environmentally sustainable manner are companies that have developed or are developing or marketing products or services that address human needs without undermining nature's ability to support our economy into the future, have a positive or neutral impact on the environment on a relative basis, or recognize environmental sustainability as a challenge and opportunity as demonstrated through their business strategies, practices or investments.

The Fund's investment strategy consists of fundamental analysis combined with environmental sustainability analytic screens. In selecting stocks, Fred Alger Management, Inc. uses fundamental analysis to identify innovative and dynamic companies and uses screens that identify and rank stocks within an industry or sector based on several sustainability characteristics.

The Fund can leverage, that is, borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

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The following risks also apply:

•  Small and Mid Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

Environmental Sustainability-Related Securities Risk – The Fund's environmental sustainability investment criteria may limit the number of investment opportunities available to the Fund, and as a result, at times the Fund's returns may be less than those of funds that are not subject to such special investment considerations. Moreover, companies that promote environmentally sensitive programs may not perform as well as companies that do nor pursue such goals.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

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Annual Total Return for Class I Shares as of December 31 (%)

Best Quarter: Q2 2009 18.62%	Worst Quarter: Q3 2011 -13.72%

Average Annual Total Return as of December 31, 2014

	1 Year	5 Years	Since Inception
Class I (Inception 9/24/08)
Return Before Taxes	4.80%	10.98%	8.97%
Return After Taxes on Distributions	4.11%	10.63%	8.70%
Return After Taxes on Distributions and Sale of Fund Shares	3.28%	8.73%	7.16%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	12.44%	15.89%	12.90%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

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Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Christopher R. Walsh, CFA Senior Vice President, Senior Analyst and Portfolio Manager Since Inception (10/19/06)

Christopher R. Walsh served as portfolio manager of Alger Green Institutional Fund from October 2006 through the reorganization described above under "Performance."

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class I Shares are not subject to a minimum initial investment. Class I Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Alger Analyst Fund

Investment Objective

Alger Analyst Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Analyst Fund
Class	I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%
Other Expenses	1.79%
Total Annual Fund Operating Expenses	2.79%
Expense Reimbursement*	1.29%*
Total Annual Fund Operating Expenses After Expense Reimbursement	1.50%

*  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through February 28, 2016 to the extent necessary to limit the total annual fund operating expenses of the Class I Shares of the Fund to 1.50% of the class's average daily net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation.

Example

The following example is intended to help you compare the cost of investing in Alger Analyst Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class I	$153	$743	$1,360	$3,025

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 170.12% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

The equity research analysts of Fred Alger Management, Inc. select investments for the Fund that represent investment ideas in all market capitalizations, styles and geographies. Although the analysts may find investment ideas anywhere in the world, the analysts may emphasize investments in securities of U.S. issuers. The Fund may invest in securities of companies whose principal business activities are located in emerging market countries. Each analyst will be allocated a percentage of the Fund's total assets to invest and will have such allocation rebalanced on a periodic basis – at least annually – by the Fund's Chief Investment Officer.

The Fund can leverage, that is, borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

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Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks also apply:

•  Small and Mid Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  Allocation Risk – the allocation of investments among the analysts may have a more significant effect on the Fund's net asset value when one analyst's portion of the portfolio is performing more poorly than the others, or when the allocations are not rebalanced.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class I Shares were not offered prior to September 24, 2008. Historical performance prior to September 24, 2008 is that of the Fund's Class N Shares, which were redesignated as Class A Shares on September 24, 2008. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in

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the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class I Shares* as of December 31 (%)

Best Quarter: Q3 2009 17.65%	Worst Quarter: Q3 2008 -25.70%

Average Annual Total Return as of December 31, 2014

	1 Year	5 Years	Since 3/30/07
Class I (Inception 9/24/08)
Return Before Taxes	6.79%	13.28%	11.13	%*
Return After Taxes on Distributions	4.69%	11.73%	9.91	%*
Return After Taxes on Distributions and Sale of Fund Shares	5.17%	10.20%	8.61	%*
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	11.90%	16.94%	8.69%

*  Performance of the Fund's Class I Shares prior to September 24, 2008 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as

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401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since Inception (4/2/07)

Dan C. Chung, Fred Alger Management, Inc.'s Chief Investment Officer, is responsible for coordinating and overseeing portfolio allocations to the members of Fred Alger Management, Inc.'s analyst team for the Fund. Each analyst who is allocated a percentage of the Fund's total assets is responsible for the management of that portion of the Fund's portfolio, and has such allocation rebalanced on a periodic basis by Mr. Chung.

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class I Shares are not subject to a minimum initial investment. Class I Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Alger Dynamic Opportunities Fund

Investment Objective

Alger Dynamic Opportunities Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Dynamic Opportunities Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.20%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	.41%
Dividend and Interest Expense on Short Sales	.57%
Total Annual Fund Operating Expenses	2.18%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$221	$682	$1,169	$2,513

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 205.45% of the average value of its portfolio.

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Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in a portfolio of U.S. and foreign equity securities (common stocks, preferred stocks and convertible securities). In addition to purchasing securities (i.e., taking long positions), the Fund's investment adviser, Fred Alger Management, Inc. will identify securities that it believes will underperform on an absolute or relative basis and will sell these securities short on behalf of the Fund. The Fund will not, however, follow a market neutral strategy and generally will have a net long position. As a result, and as a result of the cash proceeds the Fund will receive from selling securities short, the Fund will maintain significant cash positions. The Fund may also seek to manage the volatility of either the portfolio, a particular exposure (e.g., sector or industry) of the portfolio or individual securities through short sales, options or other derivative instruments. The Fund will have no specific guidelines or restrictions governing the concentration of the Fund's portfolio in specific entities, sectors or market capitalizations. Accordingly, the Fund may invest a portion of its assets in securities issued by small capitalization companies. The Fund may also invest a portion of its assets in equity securities not listed on an exchange.

The Fund can leverage, that is, borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

The Fund may sell securities short, which is the sale of a security the Fund does not own. The Fund arranges with a broker to borrow the security being sold short, and replaces the security by buying it at the current market price when it closes out the short sale. If the price of the security sold short has increased since the time of the short sale, the Fund will incur a loss in addition to the costs associated with establishing, maintaining and closing out the short position. If the price of the security sold short has decreased since the time of the short sale, the Fund will experience a gain to the extent the difference in price is greater than these costs.

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Principal Risks

Risks of investing in the Fund include:

•  Cash Position Risk – the Fund's large cash position may underperform relative to both equity and fixed-income securities.

•  Small and Mid Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of certain stocks held by the Fund.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  Short Sales Risk – the market price of a security may increase after the Fund borrows the security and sells it short, so that the Fund suffers a loss when it replaces the borrowed security at the higher price. The use of short sales could increase the Fund's exposure to the market, magnifying losses and increasing volatility.

•  Convertible Securities Risk – issuers of convertible securities may not be as strong financially as other companies, and may be more vulnerable to changes in the economy.

Non-Diversification Risk – The Fund is a non-diversified investment company, which means that it is not required to maintain, as to 75% of its assets, no more than 5% of its assets in any single issuer. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a diversified portfolio.

Derivatives Risk – A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain

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options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks and the risk of non-performance by the contract counterparty.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and different auditing and legal standards.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and the Fund may tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Fund's investment style and objective, an investment in the Fund may be better suited to investors who seek long term capital growth and can tolerate fluctuations in their investment's value.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

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Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2012 7.95%	Worst Quarter: Q3 2011 -12.34%

Average Annual Total Return as of December 31, 2014

	1 Year	Since Inception
Class Z (Inception 12/29/10)
Return Before Taxes	4.24%	6.59%
Return After Taxes on Distributions	2.85%	5.51%
Return After Taxes on Distributions and Sale of Fund Shares	3.55%	4.85%
S&P 500 Index	13.69%	15.48%
Blended Index - 50% S&P 500/50% 3-Month London Interbank Offered Rate (reflects no deduction for fees, expenses or taxes)	6.58%	7.82%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures;

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this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since Inception (11/2/09)
Patrick Kelly, CFA Executive Vice President and Portfolio Manager Since Inception (11/2/09)
Gregory S. Adams, CFA Senior Vice President, Director of Quantitative & Risk Management and Portfolio Manager Since Inception (11/2/09)

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Alger Emerging Markets Fund

Investment Objective

Alger Emerging Markets Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Emerging Markets Fund
Class	I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%
Other Expenses	1.57%
Total Annual Fund Operating Expenses	2.92%
Expense Reimbursement*	1.22%*
Total Annual Fund Operating Expenses After Expense Reimbursement	1.70%

*  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through February 28, 2016 to the extent necessary to limit the total annual fund operating expenses of the Class I Shares of the Fund to 1.70% of the class's average daily net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class I	$173	$789	$1,430	$3,155

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98.25% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of emerging country issuers. Fred Alger Management, Inc. may consider classifications including those of the World Bank, the International Finance Corporation, or the United Nations (and its agencies) in determining whether a country is an emerging country. Currently, most Central and South American, African, Asian and Eastern European nations, among others, are considered emerging countries.

For purposes of the Fund' s investment strategies, the issuer of a security is considered to be located in a country if: (i) the company is organized under the laws of, or has a principal office in that country, or (ii) a majority of its assets are in, or a majority of its revenue or profits from businesses, investments or sales are from, that country. An emerging country issuer may also include an exchange-traded fund that is principally invested in equity securities of emerging market country issuers.

The Fund generally invests in at least three emerging countries, and, at times, may invest a substantial portion of its assets in a single emerging country. The Fund may invest in companies of any market capitalization, from larger, well-established companies to small, emerging growth companies.

Fred Alger Management, Inc. seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Fred Alger Management, Inc. focuses on individual stock selection, building the Fund's portfolio from the bottom up through extensive fundamental research. In addition to using fundamental research, Fred Alger Management, Inc. employs a "quantitative" investment approach to selecting investments. A quantitative investment approach relies on financial models and computer databases to assist in the stock selection process.

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Proprietary computer models are capable of rapidly ranking a large universe of eligible investments using an array of traditional factors applied in financial analysis, such as cash flow, earnings growth, and price to earnings ratios, as well as other non-traditional factors.

The Fund can leverage, that is borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary use of derivatives will involve entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in emerging country issuers. Special risks associated with investments in emerging country issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

Emerging Countries Securities Risk – The Fund may invest heavily in issuers located in emerging countries such as Brazil, Russia, India and China, and therefore may be particularly exposed to the economies, industries, securities and currency markets of such countries, which may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

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Derivatives Risk – A small investment in derivatives could have a potentially large impact on the Fund's performance. Forward currency contracts are subject to currency exchange rate risks and the risk of non-performance by the contract counterparty.

The following risks also apply:

•  Small and Mid Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

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Annual Total Return for Class I Shares as of December 31 (%)

Best Quarter: Q1 2012 13.24%	Worst Quarter: Q3 2011 -24.49%

Average Annual Total Return as of December 31, 2014

	1 Year	Since Inception
Class I (Inception 12/29/10)
Return Before Taxes	-5.02%	-2.41%
Return After Taxes on Distributions	-5.02%	-2.57%
Return After Taxes on Distributions and Sale of Fund Shares	-2.84%	-1.87%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	-1.82%	-1.44%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

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Portfolio Management

Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Deborah Vélez Medenica, CFA Senior Vice President Portfolio Manager Since December 2010

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class I Shares are not subject to a minimum initial investment. Class I Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Alger Emerging Markets Fund

Investment Objective

Alger Emerging Markets Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Emerging Markets Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%
Distribution and/or Shareholder Servicing (12b-1) Fees	None
Other Expenses*	2.25%*
Total Annual Fund Operating Expenses	3.35%
Expense Reimbursement**	2.10%**
Total Annual Fund Operating Expenses After Expense Reimbursement	1.25%

*  "Other Expenses" are based on estimated amounts for the current fiscal year.

**  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through February 28, 2016 to the extent necessary to limit the total annual fund operating expenses of the Class Z Shares of the Fund to 1.25% of the class's average daily net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$127	$834	$1,564	$3,498

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98.25% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of emerging country issuers. Fred Alger Management, Inc. may consider classifications including those of the World Bank, the International Finance Corporation, or the United Nations (and its agencies) in determining whether a country is an emerging country. Currently, most Central and South American, African, Asian and Eastern European nations, among others, are considered emerging countries.

For purposes of the Fund' s investment strategies, the issuer of a security is considered to be located in a country if: (i) the company is organized under the laws of, or has a principal office in that country, or (ii) a majority of its assets are in, or a majority of its revenue or profits from businesses, investments or sales are from, that country. An emerging country issuer may also include an exchange-traded fund that is principally invested in equity securities of emerging market country issuers.

The Fund generally invests in at least three emerging countries, and, at times, may invest a substantial portion of its assets in a single emerging country. The Fund may invest in companies of any market capitalization, from larger, well-established companies to small, emerging growth companies.

Fred Alger Management, Inc. seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Fred Alger Management, Inc. focuses on individual stock selection, building the Fund's portfolio from the bottom up through extensive fundamental research. In addition to using fundamental research, Fred Alger Management, Inc. employs a "quantitative" investment approach to selecting investments. A quantitative investment approach relies on financial models and computer databases to assist in the stock selection process.

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Proprietary computer models are capable of rapidly ranking a large universe of eligible investments using an array of traditional factors applied in financial analysis, such as cash flow, earnings growth, and price to earnings ratios, as well as other non-traditional factors.

The Fund can leverage, that is, borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary use of derivatives will involve entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in emerging country issuers. Special risks associated with investments in emerging country issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

Emerging Countries Securities Risk – The Fund may invest heavily in issuers located in emerging countries such as Brazil, Russia, India and China, and therefore may be particularly exposed to the economies, industries, securities and currency markets of such countries, which may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

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Derivatives Risk – A small investment in derivatives could have a potentially large impact on the Fund's performance. Forward currency contracts are subject to currency exchange rate risks and the risk of non-performance by the contract counterparty.

The following risks also apply:

•  Small and Mid Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z Shares were not offered prior to February 28, 2014. Historical performance prior to February 28, 2014 is that of the Fund's Class I Shares. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

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Annual Total Return for Class I Shares* as of December 31 (%)

Best Quarter: Q1 2012 13.24%	Worst Quarter: Q3 2011 -24.49%

Average Annual Total Return as of December 31, 2014

	1 Year	Since Inception
Class I (Inception 12/29/10)*
Return Before Taxes	-5.02%	-2.41%
Return After Taxes on Distributions	-5.02%	-2.57%
Return After Taxes on Distributions and Sale of Fund Shares	-2.84%	-1.87%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	-1.82%	1.44%

*  The returns shown are for Class I Shares, which would have substantially similar annual returns as Class Z Shares because the Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures;

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this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Portfolio Management

Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Deborah Vélez Medenica, CFA Senior Vice President Portfolio Manager Since December 2010

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Introduction: The Alger Funds II

The investment objective, principal strategy and primary risks of each Fund are discussed individually above. Each Fund, except Alger Spectra Fund and Alger Dynamic Opportunities Fund, has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy. Each Fund's investment objective may be changed by the Board of Trustees without shareholder approval. A Fund will provide its shareholders with at least 60 days' prior notice of any change to its investment objective.

All of the Funds invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. or foreign exchanges or in the over-the-counter market. Each of these Funds' equity investments are primarily in "growth" stocks. The Funds' investment adviser, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that issuers of growth stocks tend to fall into one of two categories:

•  High Unit Volume Growth

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  Positive Life Cycle Change

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

Each Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, each Fund may engage in active trading of portfolio securities. If a Fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Each Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, a Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

All of the Funds may, but are not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements.

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There may be additional risks applicable to a specific Fund because of its investment approach.

To the extent that a Fund invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should read that information carefully.

Performance

The bar charts and the tables in the Summary Sections give you some indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year and by showing how each Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions.

In the tables below the bar charts, average annual returns for the Funds assume redemption at the end of each period shown and reflect all current applicable sales charges. The tables also show the effect of taxes on the Funds' returns by presenting after-tax returns for one class of a Fund's shares. Class I Shares were not offered prior to September 24, 2008. Historical performance prior to September 24, 2008 is that of the Fund's Class N Shares, which were redesignated as Class A Shares on September 24, 2008. These returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown may not be relevant to investors owning Fund shares through tax-deferred accounts, such as IRAs or 401(k) plans. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

All of a Fund's share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund's other share classes due to the differences in charges and expenses. Each index used in the tables is a broad-based index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

•  Blended Index – 50% S&P 500/50% 3-Month London Interbank Offered Rate: The S&P 500 index is an index of large company stocks considered to be representative of the U.S. stock market. The 3-Month London Interbank Offered Rate is the rate at which banks can borrow money from other banks in the London interbank market.

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•  Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

•  Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

•  MSCI Emerging Markets Index: A free float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets.

•  S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market.

Hypothetical Investment and Expense Information

The chart below is intended to reflect the annual and cumulative effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's total return over a 10-year period. The example assumes the following:

•  You invest $10,000 in the Fund and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Alger Spectra Fund

Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.50%	7.12%	10.87%	14.75%	18.77%	22.93%	27.23%	31.68%	36.29%	41.06%
End Investment Balance	$10,350	$10,712	$11,087	$11,475	$11,877	$12,293	$12,723	$13,168	$13,629	$14,106
Annual Expense	$153	$158	$163	$169	$175	$181	$188	$194	$201	$208
Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.77%	7.68%	11.74%	15.95%	20.33%	24.86%	29.57%	34.45%	39.52%	44.78%
End Investment Balance	$10,377	$10,768	$11,174	$11,595	$12,033	$12,486	$12,957	$13,445	$13,952	$14,478
Annual Expense	$125	$130	$135	$140	$145	$151	$156	$162	$168	$175

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Alger Green Fund

Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.70%	7.54%	11.52%	15.64%	19.92%	24.36%	28.96%	33.73%	38.68%	43.81%
End Investment Balance	$10,370	$10,754	$11,152	$11,564	$11,992	$12,436	$12,896	$13,373	$13,868	$14,381
Annual Expense	$132	$137	$142	$148	$153	$159	$165	$171	$177	$184

Alger Analyst Fund

Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.50%	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.50%	5.79%	8.13%	10.51%	12.96%	15.45%	18.01%	20.61%	23.28%	26.00%
End Investment Balance	$10,350	$10,579	$10,813	$11,051	$11,296	$11,545	$11,801	$12,061	$12,328	$12,600
Annual Expense	$153	$292	$298	$305	$312	$319	$326	$333	$340	$348

Alger Dynamic Opportunities Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.18%	2.18%	2.18%	2.18%	2.18%	2.18%	2.18%	2.18%	2.18%	2.18%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.82%	5.72%	8.70%	11.77%	14.92%	18.16%	21.49%	24.92%	28.44%	32.06%
End Investment Balance	$10,282	$10,572	$10,870	$11,177	$11,492	$11,816	$12,149	$12,492	$12,844	$13,206
Annual Expense	$221	$227	$234	$240	$247	$254	$261	$269	$276	$284

Alger Emerging Markets Fund

Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.70%	2.92%	2.92%	2.92%	2.92%	2.92%	2.92%	2.92%	2.92%	2.92%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.30%	5.45%	7.64%	9.88%	12.17%	14.50%	16.88%	19.31%	21.79%	24.33%
End Investment Balance	$10,330	$10,545	$10,764	$10,988	$11,217	$11,450	$11,688	$11,931	$12,179	$12,433
Annual Expense	$173	$305	$311	$318	$324	$331	$338	$345	$352	$359

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.25%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.75%	5.46%	7.20%	8.97%	10.77%	12.60%	14.45%	16.34%	18.26%	20.21%
End Investment Balance	$10,375	$10,546	$10,720	$10,897	$11,077	$11,260	$11,445	$11,634	$11,826	$12,021
Annual Expense	$127	$350	$356	$362	$368	$374	$380	$387	$393	$399

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Additional Information About the Funds' Investment Strategies and Investments

Investment Objective

Each of the Funds seeks long-term capital appreciation.

Principal Investment Strategies and Related Risks

Alger Spectra Fund

The Fund invests primarily in the equity securities of companies of any size that the Manager believes demonstrate promising growth potential.

It is possible that the market price of a security may increase after the Fund borrows the security in order to sell it short, so that the Fund suffers a loss when it replaces the borrowed security at the higher price. The use of short sales could increase the Fund's exposure to the market, magnifying losses and increasing volatility.

Alger Green Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any size that, in the opinion of the Manager, conduct their business in an environmentally sustainable manner, while demonstrating promising growth potential. Companies that conduct their business in an environmentally sustainable manner are companies that have developed or are developing or marketing products or services that address human needs without undermining nature's ability to support our economy into the future, have a positive or neutral impact on the environment on a relative basis, or recognize environmental sustainability as a challenge and opportunity as demonstrated through their business strategies, practices or investments.

The Fund's investment strategy consists of fundamental analysis combined with environmental sustainability analytic screens. In selecting stocks, the Manager uses fundamental analysis to identify innovative and dynamic companies and uses screens that identify and rank stocks within an industry or sector based on several sustainability characteristics.

The Fund's environmental sustainability investment criteria may limit the number of investment opportunities available to the Fund, and as a result, at times the Fund's returns may be less than those of funds that are not subject to such special investment considerations. Moreover, companies that promote environmentally sensitive programs may not perform as well as companies that do not pursue such goals.

Alger Analyst Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund may invest in

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companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

The equity research analysts of the Manager select investments for the Fund that represent investment ideas in all market capitalizations, styles and geographies. Although the analysts may find investment ideas anywhere in the world, the analysts may emphasize investments in securities of U.S. issuers. The Fund may invest in securities of companies whose principal business activities are located in emerging market countries. Each analyst will be allocated a percentage of the Fund's total assets to invest and will have such allocation rebalanced on a periodic basis – at least annually – by the Fund's Chief Investment Officer.

There is a risk that the allocation of investments among the analysts may have a more significant effect on the Fund's net asset value when one analyst's portion of the portfolio is performing more poorly than the others, or when the allocations are not rebalanced.

Alger Dynamic Opportunities Fund

The Fund invests primarily in a portfolio of U.S. and foreign equity securities (common stocks, preferred stocks and convertible securities). In addition to purchasing securities (i.e., taking long positions), the Manager will identify securities that it believes will underperform on an absolute or relative basis and will sell these securities short on behalf of the Fund. The Fund will not, however, follow a market neutral strategy and generally will have a net long position. As a result, and as a result of the cash proceeds the Fund will receive from selling securities short, the Fund will maintain significant cash positions. The Fund may also seek to manage the volatility of either the portfolio, a particular exposure (e.g., sector or industry) of the portfolio or individual securities through short sales, options or other derivative instruments. The Fund will have no specific guidelines or restrictions governing the concentration of the Fund's portfolio in specific entities, sectors or market capitalizations. Accordingly, the Fund may invest a portion of its assets in securities issued by small capitalization companies. The Fund may also invest a portion of its assets in equity securities not listed on an exchange.

It is possible that the market price of a security may increase after the Fund borrows the security in order to sell it short, so that the Fund suffers a loss when it replaces the borrowed security at the higher price. The use of short sales could increase the Fund's exposure to the market, magnifying losses and increasing volatility.

There is a risk that issuers of convertible securities may not be as strong financially as other companies, and may be more vulnerable to changes in the economy.

As a non-diversified investment company, the Fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a diversified portfolio.

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There is a risk that the Fund's large cash position will underperform relative to both equity and fixed-income securities.

Alger Emerging Markets Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of emerging country issuers. The Manager may consider classifications including those of the World Bank, the International Finance Corporation, or the United Nations (and its agencies) in determining whether a country is an emerging country. Currently, most Central and South American, African, Asian and Eastern European nations, among others, are considered emerging countries.

For purposes of the Fund' s investment strategies, the issuer of a security is considered to be located in a country if: (i) the company is organized under the laws of, or has a principal office in that country, or (ii) a majority of its assets are in, or a majority of its revenue or profits from businesses, investments or sales are from, that country. An emerging country issuer may also include an exchange-traded fund that is principally invested in equity securities of emerging market country issuers.

The Fund generally invests in at least three emerging countries, and, at times, may invest a substantial portion of its assets in a single emerging country. The Fund may invest in companies of any market capitalization, from larger, well-established companies to small, emerging growth companies.

The Manager seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. The Manager focuses on individual stock selection, building the Fund's portfolio from the bottom up through extensive fundamental research. In addition to using fundamental research, the Manager employs a "quantitative" investment approach to selecting investments. A quantitative investment approach relies on financial models and computer databases to assist in the stock selection process. Proprietary computer models are capable of rapidly ranking a large universe of eligible investments using an array of traditional factors applied in financial analysis, such as cash flow, earnings growth, and price to earnings ratios, as well as other non-traditional factors.

Portfolio Investments

Equity Securities

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. Each Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

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Growth Stocks

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in a Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Investing in Companies of All Capitalizations

Investing in companies of all capitalizations involves the risk that smaller issuers in which the Funds invest may have limited product lines or financial resources, or lack management depth. In addition, it may be difficult or impossible to liquidate a security position at a time and price acceptable to a Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Options

Each of Alger Spectra Fund and Alger Dynamic Opportunities Fund may purchase put and call options and sell (write) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities or to provide diversification of risk. For example, a Fund may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Fund contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When a Fund writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Fund will realize as a profit the premium it received.

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

When purchasing options, a Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by a Fund is exercised,

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the Fund will be required to sell the underlying security to the option holder and will not participate in any increase in the security's value above that price. When a put option written by the fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in a Fund's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.

Forward Currency Contracts

Each of Alger Spectra Fund, Alger Dynamic Opportunities Fund and Alger Emerging Markets Fund may enter into foreign currency contracts for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain or reduce exposure to the foreign currency for investment purposes. A forward currency contract involves a privately negotiated obligation by the Fund to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. Entering into forward currency contracts will subject the Fund to risks, including, in particular, currency exchange rate risks and the risk of non-performance by the contract counterparty.

Leverage

Each Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Funds have the potential to increase their returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. There is a risk that the cost of borrowing money to leverage may exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

Prospectus 182/216

There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.

Investing in emerging market countries, such as Brazil, Russia, India and China, involves higher levels of risk, including increased securities, currency, information, liquidity, industry, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose a Fund to operational and other risks as well. Some countries may have restrictions that could limit a Fund's access to attractive opportunities. Emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Fund to increased volatility or substantial declines in value. Additionally, some countries may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Investment in foreign currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

U.S. Government Securities

U.S. Government Securities are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Illiquid and Restricted Securities

Each Fund may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. A Fund may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees of the Trust to be liquid are not subject to this limitation.

Prospectus 183/216

Securities Lending

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Fund, if and when made, may not exceed 33-1/3% of the Fund's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Fund will not lend securities to Alger Management or its affiliates.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, each Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive or interim position.

Other securities the Funds may invest in, along with certain risks, are discussed in the Funds' Statement of Additional Information (see back cover of this Prospectus).

Management and Organization

Manager

Fred Alger Management, Inc.
360 Park Avenue South
New York, NY 10010

The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2014) approximately $15.6 billion in mutual fund assets as well as $6.8 billion in other assets. The Manager makes investment decisions for the Funds and continuously reviews their investment programs. These management responsibilities are subject to the supervision of the Board of Trustees of The Alger Funds II. A discussion of the Trustees' basis for approving the advisory contract with respect to each Fund is available in the Funds' annual report to shareholders for its most recent October 31 fiscal year end. The Funds pay the Manager advisory fees at the following annual rates based on a percentage of average daily net assets: Alger Spectra Fund – .90% for assets up to $2 billion, .75% for assets between $2 billion and $4 billion, and .65% for assets in excess of $4 billion; Alger Green Fund – .71% for assets up to $1 billion and .65% for assets in excess of $1 billion; Alger Analyst Fund – .75% for assets up to $1 billion and .70% for assets in excess of $1 billion; Alger

Prospectus 184/216

Dynamic Opportunities Fund – 1.20% for assets up to $1 billion and 1.00% for assets in excess of $1 billion; and Alger Emerging Markets Fund – 1.10%.

Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio

Fund	Portfolio Managers	Since
Alger Spectra Fund	Ankur Crawford, Ph.D. Patrick Kelly, CFA	June 2015 September 2004
Alger Green Fund	Christopher R. Walsh, CFA	Inception (10/19/06)*
Alger Analyst Fund	Dan C. Chung, CFA	Inception (4/2/07)**
Alger Dynamic Opportunities Fund	Dan C. Chung, CFA Gregory S. Adams, CFA Patrick Kelly, CFA	Inception (11/2/09) Inception (11/2/09) Inception (11/2/09)
Alger Emerging Markets Fund	Deborah Vélez Medenica, CFA	Inception (12/29/10)

*  Christopher R. Walsh served as portfolio manager of Alger Green Institutional Fund from October 2006 through the Alger Green Fund's 2007 reorganization.

**  Dan C. Chung, the Manager's Chief Investment Officer, is responsible for coordinating and overseeing portfolio allocations to the members of the Manager's analyst team for Alger Analyst Fund. Each analyst who is allocated a percentage of Alger Analyst Fund's total assets is responsible for the management of that portion of the Fund's portfolio, and has such allocation rebalanced on a periodic basis by Mr. Chung.

•  Mr. Adams has been employed by the Manager since 2006. He became a Senior Vice President and the Director of Quantitative & Risk Management in 2006, and a portfolio manager in 2012. From 2006 through 2012, Mr. Adams was a Senior Analyst.

•  Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.

•  Ms. Crawford has been employed by the Manager since 2004. She became a portfolio manager, a Senior Vice President, and a Senior Analyst in 2010. She served as Vice President and an Analyst from 2007 to 2010.

•  Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, and an Executive Vice President in 2008.

•  Ms. Vélez Medenica has been employed by the Manager since 2010 as a portfolio manager and a Senior Vice President. Prior to joining the Manager, she worked at PineBridge Investments (formerly AIG Investments) from 1997 to 2010, most recently as a portfolio manager, managing director, and head of emerging market equities.

•  Mr. Walsh has been employed by the Manager since 2001. He became a portfolio manager and a Senior Analyst in 2007, and a Senior Vice President in 2008.

Prospectus 185/216

The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund securities.

Administrator

Pursuant to a separate Fund Administration Agreement, the Manager also provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, transfer agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended. Each Fund pays the Manager an administrative fee at the annual rate of 0.0275% of the Fund's average daily net assets.

For more information, please see the Shareholder Information section beginning on Page A-1.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in the table has been audited by Deloitte & Touche LLP whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request.

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The Alger Funds II Financial Highlights for a share outstanding throughout the period

Alger Spectra Fund Class I

	Year ended 10/31/14		Year ended 10/31/13		Year ended 10/31/12		Year ended 10/31/11		Year ended 10/31/10
Net asset value, beginning of period	$17.48		$13.92		$12.42		$11.39		$9.32
Income from Investment Operations:
Net investment income (loss) (i)	(0.06)		0.06		0.03		(0.04)		(0.05)
Net realized and unrealized gain on investments	2.85		3.91		1.68		1.07		2.12
Total from investment operations	2.79		3.97		1.71		1.03		2.07
Dividends from net investment income	—		(0.09)		—		—		—
Distributions from net realized gains	(1.00)		(0.32)		(0.21)		—		—
Net asset value, end of period	$19.27		$17.48		$13.92		$12.42		$11.39
Total return (ii)	16.63%		29.30%		14.07%		9.10%		22.10%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$1,030,304		$736,036		$431,557		$266,366		$116,343
Ratio of gross expenses to average net assets	1.50	%(iii)	1.50	%(iv)	1.43	%(v)	1.50	%(vi)	1.64	%(vii)
Ratio of expense reimbursements to average net assets	—		—		—		—		(0.01)%
Ratio of net expenses to average net assets	1.50%		1.50%		1.43%		1.50%		1.63%
Ratio of net investment income (loss) to average net assets	(0.35)%		0.36%		0.25%		(0.29)%		(0.46)%
Portfolio turnover rate	149.01%		113.69%		139.90%		163.11%		252.68%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

(iii)  Includes 0.28% related to dividend expense on short positions and interest expense for the period ended 10/31/14

(iv)  Includes 0.22% related to dividend expense on short positions and interest expense for the period ended 10/31/13

(v)  Includes 0.12% related to dividend expense on short positions and interest expense for the period ended 10/31/12

(vi)  Includes 0.18% related to dividend expense on short positions and interest expense for the period ended 10/31/11

(vii)  Includes 0.32% related to dividend expense on short positions and interest expense for the period ended 10/31/10

Prospectus 187/216

The Alger Funds II Financial Highlights for a share outstanding throughout the period

Alger Spectra Fund Class Z

	Year ended 10/31/14		Year ended 10/31/13		Year ended 10/31/12		From 12/29/10 (commencement of operations) to 10/31/11 (i)
Net asset value, beginning of period	$17.46		$13.90		$12.38		$12.20
Income from Investment Operations:
Net investment income (loss) (ii)	(0.02)		0.10		0.08		—
Net realized and unrealized gain on investments	2.86		3.91		1.65		0.18
Total from investment operations	2.84		4.01		1.73		0.18
Dividends from net investment income	—		(0.13)		—		—
Distributions from net realized gains	(1.00)		(0.32)		(0.21)		—
Net asset value, end of period	$19.30		$17.46		$13.90		$12.38
Total return (iii)	17.01%		29.68%		14.28%		1.50%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$928,600		$367,709		$215,244		$3,373
Ratio of gross expenses to average net assets	1.23	%(iv)	1.20	%(v)	1.20	%(vi)	2.65	%(vii)
Ratio of expense reimbursements to average net assets	—		—		—		(1.41)%
Ratio of net expenses to average net assets	1.23%		1.20%		1.20%		1.24%
Ratio of net investment income (loss) to average net assets	(0.11)%		0.65%		0.60%		(0.01)%
Portfolio turnover rate	149.01%		113.69%		139.90%		163.11%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

(iv)  Includes 0.30% related to dividend expense on short positions and interest expense for the period ended 10/31/14

(v)  Includes 0.22% related to dividend expense on short positions and interest expense for the period ended 10/31/13

(vi)  Includes 0.17% related to dividend expense on short positions and interest expense for the period ended 10/31/12

(vii)  Includes 0.14% related to dividend expense on short positions and interest expense for the period ended 10/31/11

Prospectus 188/216

The Alger Funds II Financial Highlights for a share outstanding throughout the period

Alger Green Fund Class I

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$8.77	$6.67	$6.01	$6.02	$5.24
Income from Investment Operations:
Net investment income (loss) (i)	— (ii)	0.01	0.01	(0.01)	(0.01)
Net realized and unrealized gain on investments	0.68	2.10	0.65	—	0.79
Total from investment operations	0.68	2.11	0.66	(0.01)	0.78
Dividends from net investment income	—	(0.01)	—	—	—
Distributions from net realized gains	(0.33)	—	—	—	—
Net asset value, end of period	$9.12	$8.77	$6.67	$6.01	$6.02
Total return (iii)	7.91%	31.68%	11.00%	(0.20)%	14.90%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$41,888	$35,108	$19,717	$19,604	$13,461
Ratio of gross expenses to average net assets	1.30%	1.35%	1.52%	1.63%	1.47%
Ratio of expense reimbursements to average net assets	—	—	(0.20)%	(0.38)%	(0.22)%
Ratio of net expenses to average net assets	1.30%	1.35%	1.32%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	(0.03)%	0.14%	0.10%	(0.16)%	(0.22)%
Portfolio turnover rate	24.22%	43.35%	21.25%	28.25%	29.44%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Amount was less than $0.005 per share.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 189/216

The Alger Funds II Financial Highlights for a share outstanding throughout the period

Alger Analyst Fund Class I

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11	Year ended 10/31/10
Net asset value, beginning of period	$13.85	$10.82	$9.84	$9.53	$8.01
Income from Investment Operations:
Net investment loss (i)	(0.06)	(0.01)	(0.03)	(0.05)	(0.05)
Net realized and unrealized gain on investments	1.33	3.66	1.01	0.36	1.57
Total from investment operations	1.27	3.65	0.98	0.31	1.52
Distributions from net realized gains	(1.39)	(0.62)	—	—	—
Net asset value, end of period	$13.73	$13.85	$10.82	$9.84	$9.53
Total return (ii)	9.84%	35.44%	10.00%	3.30%	19.00%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$1,975	$1,815	$1,180	$776	$183
Ratio of gross expenses to average net assets	2.79%	4.07%	5.95%	6.91%	14.02%
Ratio of expense reimbursements to average net assets	(1.49)%	(2.77)%	(4.68)%	(5.71)%	(12.82)%
Ratio of net expenses to average net assets	1.30%	1.30%	1.27%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets	(0.41)%	(0.08)%	(0.33)%	(0.50)%	(0.60)%
Portfolio turnover rate	170.12%	158.26%	158.39%	141.68%	73.54%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

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The Alger Funds II Financial Highlights for a share outstanding throughout the period

Alger Dynamic Opportunities Fund Class Z

	Year ended 10/31/14		Year ended 10/31/13		Year ended 10/31/12		From 12/29/10 (commencement of operations) to 10/31/11 (i)
Net asset value, beginning of period	$12.98		$11.16		$10.66		$10.96
Income from Investment Operations:
Net investment loss (ii)	(0.16)		(0.13)		(0.10)		(0.15)
Net realized and unrealized gain (loss) on investments	0.97		1.95		0.75		(0.15)
Total from investment operations	0.81		1.82		0.65		(0.30)
Distributions from net realized gains	(0.80)		—		(0.15)		—
Net asset value, end of period	$12.99		$12.98		$11.16		$10.66
Total return (iii)	6.52%		16.29%		6.34%		(2.70)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$29,828		$20,504		$17,158		$11,368
Ratio of gross expenses to average net assets	2.18	%(iv)	2.34	%(v)	2.73	%(vi)	11.84	%(vii)
Ratio of expense reimbursements to average net assets	—		—		(0.35)%		(9.30)%
Ratio of net expenses to average net assets	2.18%		2.34%		2.38%		2.54%
Ratio of net investment income (loss) to average net assets	(1.29)%		(1.08)%		(0.90)%		(1.92)%
Portfolio turnover rate	205.45%		201.50%		257.74%		430.05%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

(iv)  Includes 0.57% related to dividend expense on short positions and interest expense for the period ended 10/31/14

(v)  Includes 0.58% related to dividend expense on short positions and interest expense for the period ended 10/31/13

(vi)  Includes 0.62% related to dividend expense on short positions and interest expense for the period ended 10/31/12

(vii)  Includes 0.79% related to dividend expense on short positions and interest expense for the period ended 10/31/11

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The Alger Funds II Financial Highlights for a share outstanding throughout the period

Alger Emerging Markets Fund Class I

	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	From 12/29/10 (commencement of operations) to 10/31/11 (i)
Net asset value, beginning of period	$9.51	$8.48	$8.28	$10.00
Income from Investment Operations:
Net investment income (loss) (ii)	(0.02)	0.01	0.01	—
Net realized and unrealized gain (loss) on investments	(0.11)	1.19	0.19	(1.72)
Total from investment operations	(0.13)	1.20	0.20	(1.72)
Dividends from net investment income	—	(0.17)	—	—
Net asset value, end of period	$9.38	$9.51	$8.48	$8.28
Total return (iii)	(1.37)%	14.26%	2.42%	(17.20)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$11,451	$10,218	$8,712	$8,490
Ratio of gross expenses to average net assets	2.92%	3.45%	4.28%	4.16%
Ratio of expense reimbursements to average net assets	(1.22)%	(1.75)%	(2.58)%	(2.46)%
Ratio of net expenses to average net assets	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income (loss) to average net assets	(0.16)%	0.06%	0.15%	0.05%
Portfolio turnover rate	98.25%	103.59%	150.09%	121.91%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

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The Alger Funds II Financial Highlights for a share outstanding throughout the period

Alger Emerging Markets Fund Class Z

From 2/28/14 (commencement of operations) to 10/31/14 (i)
Net asset value, beginning of period	$9.24
Income from Investment Operations:
Net investment income (ii)	0.02
Net realized and unrealized gain on investments	0.15
Total from investment operations	0.17
Net asset value, end of period	$9.41
Total return (iii)	1.84%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$3,667
Ratio of gross expenses to average net assets	3.35%
Ratio of expense reimbursements to average net assets	(2.10)%
Ratio of net expenses to average net assets	1.25%
Ratio of net investment income (loss) to average net assets	0.29%
Portfolio turnover rate	98.25%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 193/216

Shareholder Information

Distributor

Fred Alger & Company, Incorporated
360 Park Avenue South
New York, NY 10010

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and national holidays. It may close on other days from time to time.

Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. For each Fund, especially Alger International Growth Fund ("International Fund"), Alger Emerging Markets Fund ("Emerging Fund") and Alger Global Growth Fund ("Global Fund"), that primarily invests in foreign securities principally listed on foreign exchanges that may trade on days the New York Stock Exchange is closed, the value of the Fund's assets may be affected on days when shareholders will not be able to purchase or redeem Fund shares.

The assets of each Fund are generally valued on the basis of market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, the security may be valued on the basis of fair value as determined by the Manager under procedures adopted by the Trust's Board of Trustees. A security's valuation may differ depending on the method used for determining value. Short-term money market instruments held by the Funds are generally valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by the Funds. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the New York Stock Exchange, that the Manager

Prospectus A-1/A-9

believes has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

The Manager believes that under certain circumstances foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the fund's investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Dividends and Distributions

Except as noted below, all Funds declare and pay dividends and distributions annually. These Funds expect that the annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you may be subject to a maximum tax rate of 20% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Participants in tax-deferred accounts ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their individual plan accounts.

Alger Growth & Income Fund declares and pays dividends from net investment income quarterly. Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which they were earned.

Dividends and distributions may differ among classes of shares of a Fund. Unless you choose to receive cash payments by checking the box on your account application, any dividends and distributions will be reinvested automatically at the NAV on their payment days. No sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax

Prospectus A-2/A-9

situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

Classes of Fund Shares

Each of Alger Small Cap Growth Institutional Fund, Alger Mid Cap Growth Institutional Fund and Alger Capital Appreciation Institutional Fund offers two classes of shares (Class I and R Shares). Each of International Fund and Alger SMid Cap Growth Fund offers five classes of shares (Class A, B, C, I and Z Shares). Each of Alger Green Fund and Alger Analyst Fund offers three classes of shares (Class A, C and I Shares). Each of Alger Capital Appreciation Focus Fund, Alger Growth Opportunities Fund, Alger Spectra Fund, Emerging Fund, and Global Fund offers four classes of shares (Class A, C, I and Z Shares). Alger Dynamic Opportunities Fund offers three classes of shares (Class A, C and Z Shares). Each of Alger Capital Appreciation Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Health Sciences Fund and Alger Growth & Income Fund offers four classes of shares (Class A, B, C and Z shares). Class I, R and Z Shares are offered by this Prospectus. Class A, B and C Shares, which are offered in a separate prospectus, are each subject to a sales charge. Class I, R and Z Shares are generally offered only to institutional investors, including, but not limited to, qualified pension and retirement plans. Class I Shares are subject to Distribution and/or Shareholder Servicing Fees of 0.25%. Class R Shares are subject to an additional Distribution (12b-1) Fee of 0.50%. Class Z Shares have no Distribution or Shareholder Servicing Fees.

Purchasing and Redeeming Fund Shares

Class I Shares are available to institutional investors, such as corporations, foundations, and trusts managing various types of employee benefit plans, as well as charitable, religious and educational institutions. Typical institutional investors include banks, insurance companies, broker-dealers, investment advisers, investment companies, qualified pension and profit-sharing plans, non-qualified deferred compensation plans, trusts funding charitable, religious and educational institutions and investors who invest through such institutions (or through an organization that processes investor orders on behalf of such institutions) and do so by paying a management, consulting or other fee to such institutions for the right to invest. Class R Shares are available to retirement and benefit plans and other institutional investors which place orders through financial intermediaries that perform administrative and/or other services for these accounts and that have entered into special arrangements with the Funds and/or the Distributor specifically for such orders. Class R Shares are generally not available to retail, traditional, simple and Roth IRAs, Coverdell Educational Savings, SEPs, SAR SEPs, and individual 403(b) and individual 529 tuition accounts.

The Funds' Class Z Shares, which are generally subject to a minimum initial investment of $500,000, provide an investment vehicle for qualified or non-qualified retirement or employment benefit plans; banks, bank trust departments and trust companies; Section 529 college savings plans; asset-based fee programs; fee-paying clients of a registered investment advisor; corporations; insurance companies; registered

Prospectus A-3/A-9

investment companies; foundations and endowments; charitable, religious and educational institutions; and individual investors.

The Funds' shares can be purchased or redeemed on any day the New York Stock Exchange is open. Orders will be processed at the NAV next calculated after a purchase or redemption request is received in good order by the transfer agent or other agent appointed by the Distributor. All orders for purchase of shares are subject to acceptance or rejection by the Funds or their transfer agent. The transfer agent pays for redemptions within seven days after it accepts a redemption request.

Legislation passed by Congress in 2008 requires mutual funds to report both to the shareholder and to the Internal Revenue Service the "cost basis" of shares acquired on or after January 1, 2012 that are subsequently redeemed or exchanged. This reporting is not required for Fund shares held in retirement or other tax-advantaged accounts or to certain types of entities (such as C corporations).

If you are a direct shareholder, you may request your cost basis reported on Form 1099-B to be calculated using any one of the alternative methods offered by the Fund. Please contact the Fund to make, revoke, or change your election. If you do not affirmatively elect a cost basis method then the Fund will use the average cost basis method. If you hold Fund shares through a broker, please contact that broker with respect to the reporting of cost basis and available elections for your account.

Please note that you will continue to be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012. You are encouraged to consult your tax advisor regarding the application of the new cost basis reporting rules and, in particular, which cost basis calculation method is best for you.

Exchanges

You can exchange shares of a Fund for shares of another Fund, subject to certain restrictions. Shares of the Funds can be exchanged or redeemed via telephone under certain circumstances. The Funds and Transfer Agent have reasonable procedures in place to determine that telephone instructions are genuine. They include requesting personal identification and recording calls. If the Funds and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions. For more information on telephone exchanges and redemptions, contact the Transfer Agent.

Other Purchase and Exchange Limitations

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Funds through an administrator or trustee that maintains a master or "omnibus" account with one or more Funds for trading on behalf of retirement plans and their participants, the Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Funds. Consult with

Prospectus A-4/A-9

your Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Funds through your retirement plan.

Limitations on Excessive Trading

Each of the Funds, except for International Fund, Emerging Fund, and Global Fund, invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis. Each of International Fund, Emerging Fund and Global Fund, may invest a significant amount of its assets in securities traded on foreign exchanges for which current New York market closing prices may not be readily available on a daily basis at the time the Fund prices its portfolio and determines its NAV per share. Each Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under "Net Asset Value." As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Funds recognize that the presence of small capitalization and medium capitalization or foreign securities in a Fund's portfolio and other circumstances may invite active in-and-out trading by Fund shareholders, for whatever reason implemented (including the perception that Funds that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers or that if the Fund invests primarily in foreign securities, it may be more susceptible to the risk of excessive short-term trading due to the potential for time zone arbitrage). Active trading may be attempted and may, if carried out on a large scale, impose burdens on the Funds' portfolio managers, interfere with the efficient management of a portfolio, increase the portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the portfolio and its other shareholders. The Funds therefore discourage market timing, and to the extent possible monitor for market timing patterns in each of the Funds.

The Board of Trustees has adopted policies and procedures to discourage frequent trading of Fund shares. These policies and procedures allow a Fund to reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in Fund shares or shares of other funds sponsored by the Manager that is detrimental to the Fund involved.

In order to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Trustees, will, among other things, seek to monitor overall subscription, redemption and exchange activity, and isolate significant daily activity to determine if there appears to be market timing activity in an individual portfolio. While the Funds might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts (in which

Prospectus A-5/A-9

shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts. The Manager attempts to monitor these activities in omnibus accounts and will contract with broker-dealers that sell shares of the Funds and entities that hold omnibus accounts with its mutual funds to seek to discourage, detect and prevent market timing and active trading. For these and other reasons, there is no guarantee that the Funds' efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 15 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as

Prospectus A-6/A-9

required by law. This agreement must be approved by the Funds' Chief Compliance Officer, President or Secretary.

The Board of Trustees periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Family of Funds. Such information will include, but not be limited to, relative weightings and characteristics of a Fund portfolios versus its peers or an index (such as P/E ratio, alpha, beta, capture ratio, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, breakdown of High Unit Volume Growth holdings vs. Positive Lifecycle Change holdings, portfolio turnover, and requests of a similar nature. Please contact the Funds at (800) 992-3863 to obtain such information.

Other Information

A Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash. If a Fund pays large redemptions in cash, these transactions may increase the Fund's transaction costs and detract from the Fund's performance. Large purchases pose similar risks.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

Each Fund may pay the Distributor, Fred Alger & Company, Incorporated, or other entities, a fee of up to 0.25% of the value of the Fund's average daily net assets for ongoing service and/or maintenance of shareholder accounts with respect to Class I and Class R Shares. This fee is included in the Fund's shareholder servicing fee. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide servicing and/or maintenance of shareholder accounts.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial

Prospectus A-7/A-9

intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a peercentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of a Fund's assets or 0.50% annually of a Fund's sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to request from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of a Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares. Each Fund and its agents reserve the right at any time to: reject or cancel all or any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or suspend, change or withdraw all or any part of the offering made by this prospectus.

Redemptions by the Funds. If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding Trust-sponsored retirement accounts), the Fund may redeem all your Fund shares within your account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount.

Prospectus A-8/A-9

For Fund Information:

By Telephone:  (800) 992-3362

By Mail:  Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02260-8480

Statement of Additional Information

For more detailed information about each Fund and its policies, please read the Funds' Statement of Additional Information, which is incorporated by reference into (is legally made a part of) its Prospectus. You can get a free copy of the Statement of Additional Information by calling the Funds' toll-free number, at the Funds' website at http://www.alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

Annual and Semi-Annual Reports

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Funds' toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Fund documents are also available on the EDGARdatabase on the SEC's Internet site at http://www.sec.gov.

Quarterly Fund Holdings

Each Fund's most recent month-end portfolio holdings are available approximately sixty days after month-end on the Fund's website at www.alger.com. Each Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3362.

Distributor: Fred Alger & Company, Incorporated

The Alger Institutional Funds  SEC File #811-7986

The Alger Funds  SEC File #811-1355

The Alger Funds II  SEC File #811-1743

Alger Global Growth Fund  SEC File #811-21308

Prospectus A-9/A-9